Discontinued operations (Tables)	6 Months Ended
Jun. 30, 2019
Discontinued operations
Schedule of discontinued operations

Half-year to
30 June
2018
£m

Interest and similar income	14
Interest and similar expense	(3)
Net interest income	11
Fee and commission income	106
Fee and commission expense	(180)
Net fee and commission income	(74)
Net trading income	(790)
Insurance premium income	2,714
Other operating income	205
Other income	2,055
Total income	2,066
Insurance claims	(1,363)
Total income, net of insurance claims	703
Operating expenses	(333)
Trading surplus	370
Profit on disposal of the discontinued operations	1,010
Profit before tax	1,380
Taxation	(66)
Profit after tax from discontinued operations	1,314